Note 4 - Discontinued Operations and Assets Held for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	For the Three Months Ended March 31,
	2014	2013
Revenue from discontinued operations	$419,350	$3,865,321
Goodwill impairment	-	(2,799,044)
Impairment of assets	-	(1,911,917)
Net loss from discontinued operations before taxes	(129,694)	(5,793,964)
Income tax expense	-	(6,675)
Loss from discontinued operations	(129,694)	(5,800,639)

	December 31,
	2013	2012

Revenue from discontinued operations	$12,175,165	$132,121

Goodwill impairment	$2,753,362	$—

Impairment of assets	$1,280,444	$—

Net income / (loss) for discontinued operations before taxes (Including gain on disposal of Ocotillo wind project of $2,936,500 in 2012)	$(7,445,397)	$2,835,821

Income tax expense	—	—

Income / (loss) from discontinued operations	$(7,445,397)	$2,835,821